Earnings per share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares
Basic earnings per share
Profit (loss) attributable to owners | $		$ 134,055	$ 179,679	$ 376,630
Distribution to perpetual subordinated convertible securities holders | $		(6,300)
Earnings used in the calculation of basic earnings per share | $		$ 127,755	$ 179,679	$ 376,630
Weighted average number of ordinary shares for the purpose of basic earnings per share		4,976,275,431	4,628,850,686	4,221,765,945
Basic earnings per share | $ / shares	[1]	$ 0.03	$ 0.04	$ 0.09
Share Consolidation ratio					10
Par value per share | $ / shares		$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.0004
Diluted earnings per share
Earnings used in the calculation of basic earnings per share | $		$ 127,755	$ 179,679	$ 376,630
Interest expense from convertible bonds | $			905	16,352
Earnings used in the calculation of diluted earnings per share | $		$ 127,755	$ 180,584	$ 392,982
Weighted average number of ordinary shares used in the calculation of basic earnings per share		4,976,275,431	4,628,850,686	4,221,765,945
Employee option and restricted share units		36,411,011	44,496,788	36,240,710
Convertible bonds			38,241,356	575,099,614
Perpetual subordinated convertible securities			1,848,513
Weighted average number of ordinary shares used in the calculation of diluted earnings per share		5,012,686,442	4,713,437,343	4,833,106,269
Diluted earnings per share | $ / shares	[1]	$ 0.03	$ 0.04	$ 0.08
Employee stock options
Diluted earnings per share
Antidilutive securities excluded from computation of diluted earnings per share		14,115,014	5,214,138	19,757,421
Conversion of convertible bonds | Potential shares
Diluted earnings per share
Antidilutive securities excluded from computation of diluted earnings per share		371,589,975	377,137,509	0
Perpetual subordinated convertible securities | Potential shares
Diluted earnings per share
Antidilutive securities excluded from computation of diluted earnings per share		163,815,024	0	0

[1]	The basic and diluted earnings per share for the prior years have been adjusted to reflect the impact of the share consolidation, on the basis that every ten ordinary shares of US$0.0004 each consolidated into one ordinary share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016 (“Share Consolidation”). Please refer to Note 14 for more details